Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6,000	$ 7,264,000	$ (8,569,000)	$ (17,000)	$ (1,316,000)
Exercise of common stock options (in shares)	647,634				2,590,536
Exercise of common stock options	$ 1,000	692,000			$ 693,000
Exercise of stock purchase warrants (in shares)	500,000
Exercise of stock purchase warrants		375,000			375,000
Conversion of convertible promissory notes (in shares)	50,194
Conversion of convertible promissory notes		226,000			226,000
Issuance of common stock and warrants (in shares)	190,625
Issuance of common stock and warrants		1,513,000			1,513,000
Issuance of common stock for services (in shares)	33,241
Issuance of common stock for services		42,000			42,000
Share-based compensation		933,000			933,000
Exercise price modification of common stock warrants		171,000	(171,000)
Merger transaction – See Note 8 (in shares)	22,782,185
Merger transaction – See Note 8	$ 23,000	(273,000)			(250,000)
Net loss			(4,927,000)		(4,927,000)
Foreign currency translation adjustment gain (loss)				30,000	30,000
Balances at Dec. 31, 2015	$ 30,000	10,943,000	(13,667,000)	13,000	$ (2,681,000)
Balances (in shares) at Dec. 31, 2015	29,892,806
Exercise of common stock options (in shares)
Exercise of stock purchase warrants (in shares)	50,000
Exercise of stock purchase warrants		42,000			$ 42,000
Issuance of common stock and warrants (in shares)	2,221,000
Issuance of common stock and warrants	$ 2,000	2,067,000			2,069,000
Issuance of common stock for services (in shares)	37,500
Issuance of common stock for services		75,000			75,000
Share-based compensation		902,000			902,000
Net loss			(5,112,000)		(5,112,000)
Foreign currency translation adjustment gain (loss)				63,000	63,000
Balances at Dec. 31, 2016	$ 32,000	14,029,000	(18,779,000)	76,000	$ (4,642,000)
Balances (in shares) at Dec. 31, 2016	32,201,306
Exercise of common stock options (in shares)	220,000				220,000
Exercise of common stock options	$ 1,000	27,000			$ 28,000
Exercise of stock purchase warrants (in shares)	100,000
Exercise of stock purchase warrants		19,000			19,000
Conversion of convertible promissory notes (in shares)	3,850,000
Conversion of convertible promissory notes	$ 4,000	5,837,000			5,841,000
Share-based compensation		1,024,000			1,024,000
Net loss			(6,988,000)		(6,988,000)
Foreign currency translation adjustment gain (loss)				(184,000)	(184,000)
Balances at Jun. 30, 2017	$ 37,000	$ 24,883,000	$ (25,767,000)	$ (108,000)	$ (955,000)
Balances (in shares) at Jun. 30, 2017	36,704,639